Share Capital and Reserves	12 Months Ended
Dec. 31, 2022
Share Capital and Reserves [Abstract]
Share capital and reserves

Note 12 - Share capital and reserves

A.	Composition of share capital

	December 31
	2022		2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each	100,000,000	27,780,896	100,000,000	7,984,706

B.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

C.	Changes in the issued and outstanding capital

	2022	2021	2020
	Ordinary shares	Ordinary shares	Ordinary shares	Non-redeemable seed shares
Balance as of January 1	7,984,706	7,696,626	907,750	1,910,869

Receipts on account of seed shares not yet allotted (1)	-	-	-	614,149
Private placement transaction of units consist of ordinary shares and a financial derivative in respect of hedging mechanism (2)	-	-	277,108	-
Conversion of seed shares to ordinary shares (4)	-	-	2,525,018	(2,525,018)
Conversion of bridge investment into ordinary shares (2)	-	-	1,560,182	-
Allotment of ordinary shares through private placement transaction (3)	-	-	39,963	-
Allotment of ordinary shares through Israeli IPO (4)	-	-	1,585,400	-
Allotment of ordinary shares as part of a shelf prospectus (5)	-	-	774,194	-
Shares issued upon exercise of options (6)	-	-	27,011	-
Conversion of non-registered rights into ordinary shares (7)	-	288,080	-	-
Allotment of ADS and prefunded warrants through U.S. IPO (8)	15,750,885	-	-	-
Allotment of ADS through private placement transaction (9)	4,045,305	-	-	-
Balance as of December 31	27,780,896	7,984,706	7,696,626	-

(1)	On January 7, 2020, the Company completed a fundraising round of a gross amount of NIS 2,443 (an amount of NIS 2,402 out of which was received in 2019 and recorded as part of receipts on account of shares since it referred to a fixed number of shares) and in consideration, the Company issued 614,149 seed 2 shares, par value NIS 0.01 each.

(2)	On February 23, 2020 (the “Closing Date”), the Company entered into an agreement with Mor Provident Funds Ltd. (“Mor”) whereby, in return for an amount of U.S.$1,000,000 (NIS 3,430), 277,108 ordinary shares of the Company were allotted to Mor at a price of U.S.$3.6087 per share (the “Mor Allotted Shares”). In addition, a hedge was given to Mor whereby to the extent that the Company would execute an IPO within the 24-months period following the date of the agreement, and whereby the Company would issue shares to the public at a price which, after deducting 20% from the price, would be less than the price of the Mor allotted shares, the Company would issue to Mor ordinary shares of a number that is equal to the difference between the issuance price less 20% and the price of the Mor allotted shares (the “financial derivative in respect of a price protection mechanism”).

As part of the valuation work which was carried out by an independent third-party appraiser at the date of the transaction, similar to the manner of allocation of consideration components of the issuance of a securities package, the total consideration received by the Company was first allocated to a financial derivative in respect of the price protection mechanism which constituted a financial liability that is measured initially and in subsequent periods at fair value through profit and loss in accordance with the provisions of IFRS No. 9, Financial instruments (the liability was classified as level 3 in the fair value hierarchy). The remaining amount was attributed to the allotted shares in accordance with the “residual approach”.

Pursuant to the above, at the initial recognition date the consideration received was allocated to identified components which were divided by the independent third-party appraiser was as follows:

Fair value at Closing Date
Financial derivative in respect of price protection mechanism (A)	600
The allotted shares (B)	2,830
Total consideration	3,430

(A)	The estimated fair value of the component of the financial derivative in respect of a price protection mechanism as of the transaction date was calculated using a Black and Scholes model. The parameters used in the fair value calculation using the aforementioned model are as follows:

As of Closing Date

Standard deviation	49.5%
Risk-free interest rate	1.53%
Probability for issuance	50%
Life span in years	0.5

(B)	As of the allotment date, the effective price per share was NIS 10.212.

In June 2020, the Company completed a prospectus that was issued to the public, as part of which the shares of the Company were listed for trade on the Tel Aviv Stock Exchange at a price of NIS 16.4 per share (see clause 4 below) which, after deducting 20%, is more than the price of the fundraising in the Mor transaction and, accordingly, there was no need to implement the price protection mechanism. Thus, the aforesaid price protection mechanism expired and accordingly, the entire amount that was allocated to the value of the financial derivative in respect of a price protection mechanism, in an amount of NIS 600, was carried to profit and loss as part of financing income in 2020.

In addition, upon completion of the fundraising transaction with Mor, all the then outstanding bridge investments were fully converted into a number of 1,560,182 ordinary shares for total amount of NIS 15,932.

(3)	On May 24, 2020, the Company’s Board of Directors approved that the Company amend an investment agreement that was originally signed on April 28, 2020 with Unicorn Technologies, Limited Partnership (“Unicorn”), whereby two partners of Unicorn are interested parties of the Company, whereby in consideration for an investment amount in the Company of U.S.$180,000 (NIS 630), 39,963 ordinary shares of the Company were issued to Unicorn, at a price of U.S.$4.5042 per share.

(4)	In June 2020, the Company completed a fundraising round based on a prospectus that was issued through an Israeli IPO, under which the Company raised a gross amount of NIS 26 million from the issuance of 1,585,400 ordinary shares, par value NIS 0.01 each, at a price of NIS 16.4 per share. The total direct issuance costs amounted to NIS 2.3 million.

Upon completion of the Israeli IPO, all outstanding seed shares were fully converted into ordinary shares.

(5)	On November 16, 2020, the Company completed fundraising round based on shelf prospectus through public offering, under which the Company raised a gross amount of NIS 21.6 million from an issuance of 387,097 units which consist of 774,194 ordinary shares of the Company, par value NIS 0.01 each, and 387,097 warrants (series 1), at a price of NIS 55.8 per unit. Each warrant is exercisable into one ordinary share at an exercise price of NIS 38 (subject to standard adjustments) per warrant, over a period of 24 months ending November 18, 2022 (inclusive). The total direct issuance costs amounted to NIS 0.7 million.

(6)	During the year ended December 31, 2020, 27,011 options were exercised into an identical number ordinary shares in consideration of NIS 96.

(7)	In February 2021, service provider exercised 288,080 non-registered rights into an identical number of ordinary shares of the Company, for no consideration.

(8)	As noted in Note 1B above, on June 6, 2022, the Company completed an underwritten U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441) for issuance of -

A.	Number of 2,941,918 units at a public price of $4.13 per unit, each consisting of (i) ADS and (ii) Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events) and

B.	Number of 208,282 pre-funded units at a price to the public of $4.129 per pre-funded unit, each consisting of (i) one pre-funded warrant exercisable for one ADS, which were exercisable immediately and may be exercised at any time until exercised in full, at an exercise price of $0.001 (the pre-funded warrants are subject to a cashless exercise mechanism upon under certain events) and (ii) one warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events). It is noted that all of the pre-funded warrants were fully paid at the Closing Date, as defined below, and 208,259 ADS were issued in August 2022.

Each ADS represents 5 ordinary shares of the Company.

In connection with the U.S. IPO, the Company engaged an U.S. underwriter which was granted as part of its compensation upon completion of the U.S. IPO (i) a 45-day Over-Allotment Option to purchase up to an additional 469,654 ADS at an exercise price of $4.129 or pre-funded warrants and/or 469,654 warrants exercisable for the same number of ADS at an exercise price of $0.001 (“Over-Allotment Option”) and (ii) a Representative’s Warrant exercisable for 157,510 ADS at an exercise price of $5.16 per ADS at any time after December 2, 2022 through the close of business day on June 2, 2027. In connection to offering closing, in June 2022, the underwriter partially exercised its Over-Allotment Option to purchase an additional 126,482 warrants exercisable for the same number of ADS for de minimis consideration. The remaining 343,172 Over-Allotment Option has been expired.

Upon satisfaction of customary closing conditions, the closing date of the U.S. IPO was June 7, 2022 (the “Closing Date”).

As the exercise price of the Warrants is determined in foreign currency and as the Warrants might be exercisable to variable number of shares due to cashless exercise mechanism, the Warrants were accounted for as a derivative financial liability.

Moreover, the Company received substantially all of the pre-funded warrant’s proceeds upfront (without any conditions) as part of the pre-funded warrant’s purchase price and in return the Company is obligated to issue fixed number of ADS to the holders. Thus, pre-funded warrants were accounted for and classified as additional paid-in capital as part of the Company’s shareholders’ equity.

As the Over-Allotment Option exercisable for ADS, Over-Allotment Option exercisable for pre-funded warrants and/or warrants and the Representative’s Warrant were granted to the underwriter as compensation for its underwriting services rendered in respect to the U.S. IPO, they were accounted for under IFRS 2 “Share-based Payment” in total amount of NIS 5, NIS 588 and NIS 463, respectively. These expenses were estimated at fair value by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 2.16%-3.11%; expected volatility of 52.92%, exercise period and exercise price based upon the stated terms, ADS price of $2.76 which represents the quoted market price of the average 4 business days following the Closing Date. These expenses were included as part of the incremental and direct issuance costs incurred through the U.S. IPO.

(8)	Pursuant to the above, at the initial recognition date the gross proceeds received was allocated to identified components as follows:

Fair value at Closing Date

Derivative warrant liability (*)	3,947
Pre-funded warrant and ADS	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

The total incremental and direct issuance costs amounted to NIS 7,949 (NIS 6,893 of which were cash expense) were allocated to the Warrants (NIS 723) and the ADS (including pre-funded warrants) (NIS 7,226), based on the relative value of such identified instruments at the Closing Date. The portion of issuance costs that was allocated to the Warrants was recognized immediately as finance expenses in profit or loss and the portion of issuance costs related to the ADS (including pre-funded warrant) was deducted from additional paid-in capital.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liability during the year ended December 31, 2022:

Year ended December 31,
2022
Opening balance	-
Recognition of fair value of warranted issued at Effective Date	3,947
Warrants issued as result of partially exercised of over-allotment option	158
Revaluation of derivative warrant liability exercisable for ADS	(2,954)
Closing balance	1,151

(9)	On December 11, 2022, the Company entered into a Definitive Securities Purchase Agreement (the “Purchase Agreement”) with an Accredited Investor (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser an aggregate of 809,061 ADS at a purchase price of $1.854 per ADS (the “Offering”) for total gross proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).

Following to completion of customary conditions, the closing date of the Offering was determined on December 12, 2022 (the “Closing Date”).

In connection with the Offering and pursuant to the Purchase Agreement, the Company also granted registration rights (the “Registration Rights”) to the Purchaser, pursuant to which the Company agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) as soon as reasonably practicable to register the resale of the ADSs, and to cause such Registration Statement to be declared effective within 45 days of the Closing Date (the “Effectiveness Date”). If the Registration Statement is not declared effective by the SEC by the Effectiveness Date, subject to certain permitted exceptions, the Company would have be required to pay liquidated damages in cash to the Purchaser on a monthly basis up to maximum aggregate liquidated damages equal to 12.0% of the aggregate Proceeds payable to a Purchaser under the Purchase Agreement.

On January 17, 2023 the Company filed a Registration Statement on Form F-1 which was declared effective at January 24, 2023.

The Company received the Proceeds which was recognized in the shareholders’ equity (no amount was required to be allocated to the contingent liquidation damage feature as it was considered with an insignificant value).